Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Initial balance	$ (5,770,789)	$ (5,280,333)
Inventories write-down estimation	(6,769,193)	(6,483,906)
Write-off	7,930,817	5,212,799
Conversion effect	718	780,651
Total	$ (4,608,447)	$ (5,770,789)